SHARE PURCHASE WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
SHARE PURCHASE WARRANTS LIABILITY
Issued and outstanding share purchase warrants continuity
	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2020	-	$-
Share purchase warrants issued on February 19, 2021	15,796,975	3,499
Share purchase warrants issued on March 22, 2021	39,215,000	9,735
February 2021 warrants exercised	(5,500)	(1)
Fair value loss (note 21)	-	7,104
Balance-December 31, 2021	55,006,475	$20,337